Costs and expenses by nature - Cost of goods sold and services (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs and expenses by nature
Personnel	$ 1,703	$ 1,624	$ 1,923
Materials and services	2,907	2,782	2,814
Fuel oil and gas	1,011	848	1,240
Maintenance	2,812	2,529	2,554
Royalties	1,370	845	791
Energy	639	673	824
Acquisition of products	2,277	946	608
Depreciation, depletion and amortization	2,857	2,961	3,162
Freight	4,575	3,439	4,023
Others	1,578	917	1,373
Total	21,729	17,564	19,312
Cost of goods sold	21,142	16,982	18,623
Cost of services rendered	587	582	689
Total	$ 21,729	$ 17,564	$ 19,312